Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2025, 2024 and 2023.

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company		¥478,132		¥873,346		¥911,831
Weighted average number of common stock in issue (in thousands of shares)		3,906,456		3,987,077		4,094,310

Basic earnings per share		¥122.40		¥219.04		¥222.71

Diluted:
Profit attributable to the common shareholders of the Company		¥478,132		¥873,346		¥911,831
Impact of dilutive potential ordinary shares issued by subsidiaries and associates		(6)		—		—

Net profit used to determine diluted earnings per share		¥478,126		¥873,346		¥911,831

Weighted average number of common stock in issue (in thousands of shares)		3,906,456		3,987,077		4,094,310
Adjustments for stock options (in thousands of shares)		939		1,160		1,390

Weighted average number of common stock for diluted earnings per share (in thousands of shares)		3,907,395		3,988,237		4,095,700

Diluted earnings per share		¥122.36		¥218.98		¥222.63